Lease Commitments - Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Right-of-use asset	$ 5,422	$ 4,262
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities, Current
Operating lease liability, current	$ 1,538	1,111
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Deferred credits and other noncurrent obligations
Noncurrent operating lease liabilities	$ 3,696	2,920
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Noncurrent deferred income taxes
Total operating lease liabilities	$ 5,234	$ 4,031
Weighted-average remaining lease term (in years)	6 years 8 months 12 days	7 years
Weighted-average discount rate	3.30%	1.90%
Finance Leases
Right-of-use asset	$ 583	$ 392
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt and Lease Obligation, Including Current Maturities
Current lease liabilities	$ 60	45
Noncurrent lease liabilities	574	403
Finance lease liability	$ 634	$ 448
Weighted-average remaining lease term (in years)	12 years 7 months 6 days	11 years 10 months 24 days
Weighted-average discount rate	4.50%	4.10%
Right-of-use asset obtained in exchange for operating lease liability	$ 2,556	$ 1,807
Right-of-use asset obtained in exchange for finance lease liability	$ 233	$ 3